Bank Loans - Schedule of Bank Loans (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Loans [Line Items]
Total loan	€ 4,369,949	€ 3,989,898
less: current portion	(4,369,949)	(3,895,585)
Total bank loan		94,313
Bank Loans [Member]
Schedule of Bank Loans [Line Items]
Total loan	90,756	328,236
Lines of Credit [Member]
Schedule of Bank Loans [Line Items]
Total loan	€ 4,279,193	€ 3,661,662